Property, plant and equipment, intangible assets, goodwill and right-of-use assets - Summary of transaction charts of right of use assets (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019 BRL (R$)
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase Decrease Through Transfers From to Property Plant And Equipment And Other Assets	R$ 1,377,325
Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase Decrease Through Transfers From to Property Plant And Equipment And Other Assets	R$ 50,167